WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2014
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 13 -	WARRANTY LIABILITIES

	June 30,
	2013	2014

Beginning balance	$3,575,920	$3,960,641
Expense accrued	1,502,131	7,433,104
Expense incurred	(1,206,893)	(3,790,594)
Exchange difference	89,483	13,180

	$3,960,641	$7,616,331

Less: current portion of warranty liabilities	(1,865,784)	(4,013,521)
Long-term warranty liabilities	$2,094,857	$3,602,810